Notes Payable to Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Payable to Related Parties [Abstract]
NOTES PAYABLE TO RELATED PARTIES

NOTE 6 – NOTES PAYABLE TO RELATED PARTIES

Notes payable to related parties consisted of the following:

	September 30, 2024	December 31, 2023

December 2023 - $135,000 original amount bearing no interest due upon demand	$-	$135,000
May 2024 and December 2023 - $7,000 and $24,000 original amount bearing a one-time interest fee of $2,460 due upon demand.	31,000	24,000
August 2024 - $80,000 original amount bearing no interest due upon demand	80,000	-
August 2024 - $20,000 original amount bearing no interest due upon demand	20,000	-
September 2024 - $20,000 original amount bearing no interest due upon demand	20,000	-
Total notes payable to related parties	$151,000	$159,000

December 2023 ($135,000) – On December 1, 2023, the Company issued a promissory note to two members of management in the amount of $135,000. The promissory note did not accrue interest. The unpaid principal balance was $0 and $135,000 at September 30, 2024 and December 31, 2023, respectively.

May 2024 and December 2023 ($7,000 and $24,000) – On December 12, 2023, the Company issued a promissory note to a member of management. The promissory note accrued interest at a one-time interest fee of $2,460, which was paid off as of September 30, 2024. The unpaid principal balance was $31,000 and $24,000 at September 30, 2024 and December 31, 2023, respectively.

August 2024 ($80,000) – On August 27, 2024, the Company issued a promissory note to a member of management. The promissory note accrues no interest. The unpaid principal balance was $80,000 and $0 at September 30, 2024 and December 31, 2023, respectively.

August 2024 ($20,000) – On August 27, 2024, the Company issued a promissory note to a member of management. The promissory note accrues no interest. The unpaid principal balance was $20,000 and $0 at September 30, 2024 and December 31, 2023, respectively.

September 2024 ($20,000) – On September 30, 2024, the Company issued a promissory note to a member of management. The promissory note accrues no interest. The unpaid principal balance was $20,000 and $0 at September 30, 2024 and December 31, 2023, respectively.

NOTE 5 – NOTES PAYABLE TO RELATED PARTIES

Notes payable to related parties consisted of the following:

	December 31, 2023	December 31, 2022

November 2022 - $300,000 original amount bearing no interest due upon demand	$-	$250,000
December 2023 - $135,000 original amount bearing no interest due upon demand.	135,000	-
Total notes payable to related parties	$135,000	$250,000

November 2022 ($300,000) – During November 2022, the Company advanced a shareholder $300,000 as a short-term loan. The loan is non-interest bearing and due by the end of December 2022. The shareholder repaid $50,000 during December 2022 and $250,000 in January 2023 to fully satisfy the advance. At December 31, 2023 and 2022, the loan balance was $-0- and $250,000, respectively and is reported in due from related party in the accompanying consolidated balance sheets.

December 2023 ($135,00) – On December 1, 2023, the Company issued a promissory note to two members of management in the amount of $135,000. The promissory note did not accrue interest. The unpaid principal balance was $135,000 at December 31, 2023.